INCOME TAXES (Tables)	12 Months Ended
Feb. 29, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provision (credit) for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016
Current
- PRC income tax expenses	$7,863,965	$11,827,735	$34,474,418

Deferred
- PRC income tax expenses	(1,184,211)	(2,459,194)	(991,674)

Total	$6,679,754	$9,368,541	$33,482,744

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Group's deferred tax assets and liabilities were as follows:

	As of	As of
	February 28,	February 29,
	2015	2016
Current deferred tax assets:
Accrued payroll	$4,630,334	$-
Prepaid rental	-	758,552
Less: valuation allowance	(68,300)	(20,146)

Current deferred tax assets, net	4,562,034	738,406

Non-current deferred tax assets:
Property and equipment	223,178	365,408
Intangible assets	-	9,414
Prepaid rental	357,776	-
Impairment loss on long-term investments	-	991,121
Tax losses carry-forward deferred tax assets	1,497,279	14,242,569
Less: valuation allowance	(370,021)	(8,953,734)

Non-current deferred tax assets, net	1,708,212	6,654,778

Current deferred tax liabilities:
Accrued ADR income	62,100	34,500
Other	-	57,230

Current deferred tax liabilities	62,100	91,730

Non-current deferred tax liabilities:
Intangible assets	108,565	663,813
Property and equipment	118,227	640,548

Non-current deferred tax liabilities	$226,792	$1,304,361

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2014, 2015 and 2016 to income before income taxes and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Net income before provision for income tax	$67,285,526	$77,242,373	$136,902,200
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	16,821,382	19,310,593	34,225,550
Effect of non-deductible expenses	190,816	(239,953)	1,331,053
Effect of income tax exemptions and preferential tax rates	(13,042,518)	(14,267,821)	(12,830,838)
Effect of income tax rate difference in other jurisdictions	1,932,953	5,489,742	10,159,093
Change in valuation allowance	777,121	(924,020)	597,886

Provision for income tax	$6,679,754	$9,368,541	$33,482,744

Summary of Income Tax Holiday [Table Text Block]
If Xueersi Education, Yidu Huida, TAL Beijing and Beijing Xintang Sichuang were not in a tax holiday period for the years ended February 28, 2014, 2015 and February 29, 2016, the increase in income tax expenses and net income per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Increase in income tax expenses	$13,042,518	$14,267,821	$12,830,838
Net income per common share-basic	$0.30	$0.33	$0.56
Net income per common share-diluted	$0.30	$0.32	$0.53